Concentrations and Credit Risk (Tables)	12 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
Net sales to customers
	Year Ended March 31,
	2012		2013		2014
	$ in thousands	%	$ in thousands	%	$ in thousands	%

Customer A	17,499	66	15,818	52	14,080	45
Customer B	106	1	5,493	18	10,396	33
Customer C	3,744	14	3,814	13	2,762	9

	21,349	81	25,125	83	27,238	87

	March 31,
	2013		2014
	$ in thousands	%	$ in thousands	%

Customer A	1,152	42	1,523	61
Customer B	884	32	355	14
Customer D	347	13	219	9

		87		84